Condensed Consolidated Interim Statements of Cash Flows $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 MXN ($)	Jun. 30, 2022 MXN ($)	Jun. 30, 2022 USD ($)
Operating activities:
Net income	$ 82,159,155	$ 247,649,107
Items related to investment activities
Income taxes and duties	141,393,488	204,351,399
Depreciation and amortization of wells, pipelines, properties, plant and equipment	56,791,178	69,413,993
Amortization of intangible assets	196,096	129,615
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment	66,084,491	(64,128,110)
Capitalized unsuccessful wells	1,437,971	6,716,632
Unsuccessful wells from intangible assets	15,667,953	4,539,894
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	3,454,946	2,014,611
Depreciation of rights of use	2,385,577	2,795,222
Cancellation of leases	(122,679)	0
Unrealized foreign exchange loss of reserve for well abandonment	2,024,600	1,614,548
Reclassification of translation effect	0	(10,383,296)	$ (10,383,296)
(Gains) on bargain purchase of business acquisition	0	(1,271,188)
(Profit) sharing in joint ventures and associates, net	(151,969)	(161,148)
Unrealized foreign exchange (income)	(212,796,067)	(80,028,226)
Interest expense	74,780,817	64,247,055
Interest income	(8,224,531)	(17,304,710)
Funds from operating activities	225,081,026	430,195,398
Funds from operating activities
Profit-sharing duty and income tax paid	(111,964,235)	(192,454,948)
Derivative financial instruments	9,188,660	14,078,638
Customers and accounts receivable	22,639,795	(80,759,235)
Inventories	(4,946,859)	(66,383,907)
Accounts payable and accrued expenses	8,925,982	17,197,257
Suppliers	(27,102,713)	29,558,609
Provisions for sundry creditors	3,660,500	7,645,561
Employee benefits	29,971,712	29,340,108
Other taxes and duties	18,952,118	(11,145,004)
Net cash flows from operating activities	174,405,986	177,272,477
Investing activities
Business acquisition, net of cash acquired	0	(30,012,486)
Interest collected	1,310,166	739,870
Other assets	10,418,302	(11,322,482)
Acquisition of wells, pipelines, properties, plant and equipment	(119,235,272)	(123,984,332)
Acquisition of intangible assets	(19,291,829)	(15,195,916)
Net cash flows (used in) investing activities	(126,798,633)	(179,775,346)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	17,700,000	90,437,539
Proceeds from FONADIN grants	0		$ 23,000,000
Collections from the Mexican Government	27,901,421	0
Interest collected from the Mexican Government	4,547,770	3,411,432
Lease payments	(2,939,198)	(3,791,199)
Interest of lease paid	(1,036,176)	(1,604,918)
Loans obtained from financial institutions	431,659,853	515,677,850
Debt payments, principal only	(436,838,825)	(565,601,629)
Interest paid	(75,009,928)	(67,056,203)
Net cash flows (used in) from financing activities	(34,015,083)	(5,527,128)
Net increase (decrease) in cash and cash equivalents	13,592,270	(8,029,997)
Effects of foreign exchange on cash balances	(13,891,581)	(3,544,233)
Cash and cash equivalents at the beginning of the year	64,414,511	76,506,447
Cash and cash equivalents at the end of the period (Note 9)	$ 64,115,200	$ 64,932,217